Income and other taxes - Reconciliation of effective tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Income before income taxes	$ 120,840	$ 811,475
Deduct earnings of associate	(52,218)	(72,001)
Income (loss) before income taxes after deduction of earnings of associate	$ 68,622	$ 739,474
Canadian statutory tax rate	26.80%	27.00%
Income tax expense calculated at Canadian statutory tax rate	$ (18,411)	$ (199,658)
Decrease (increase) in income tax expense resulting from:
Impact of income and losses taxed in foreign jurisdictions	7,001	15,754
Utilization of unrecognised loss carryforwards and temporary differences	6,945	31,325
Impact of tax rate changes	2,141	35
Impact of foreign exchange	(484)	(173)
Other business taxes	(2,798)	(7,750)
Impact of non-taxable recovery items	1,826	7,015
Adjustments to prior years	6	278
Other	(700)	(317)
Tax (expense)	$ (4,474)	$ (153,491)